INCOME TAXES (TABLES)	12 Months Ended
Dec. 31, 2013
Income Tax Tables [Abstract]
Summary Of Income Tax Expense Benefit [Table Text Block]
	2013	2012	2011

	(In Millions)

Income tax (expense) benefit:
Current (expense) benefit	$(90)	$(4)	$39
Deferred (expense) benefit	74	(2)	(38)
Total	$(16)	$(6)	$1

Schedule Of Components Of Income Tax Expense Benefit [Table Text Block]
	2013	2012	2011

	(In Millions)

Tax at statutory rate	$(15)	$(15)	$(26)
Dividends received deduction	1	2	2
Tax settlement	0	9	7
Valuation allowance	0	0	19
Prior year adjustment	(2)	0	0
Other	0	(2)	(1)
Income Tax (Expense) Benefit	$(16)	$(6)	$1

Schedule Of Deferred Tax Assets And Liabilities [Table Text Block]
	December 31, 2013		December 31, 2012
	Assets	Liabilities	Assets	Liabilities

	(In Millions)

Reserves and reinsurance	$77	$0	$0	$21
DAC	0	56	0	46
VOBA	0	6	0	34
Investments	0	13	0	25
Goodwill and other intangible assets	0	9	0	9
Other	0	7	8	0
Total	$77	$91	$8	$135

Unrecognized Tax Benefits Reconciliation [Table Text Block]
	2013	2012	2011

	(In Millions)

Balance, beginning of year	$4	$17	$16
Additions for tax positions of prior years	1	1	1
Reductions for tax positions of prior years	0	(2)	0
Settlements with tax authorities	0	(12)	0
Balance, End of Year	$5	$4	$17